THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N
                         ChoicePlus Assurance (C Share)

                    Supplement to the May 1, 2007 Prospectus


This Supplement outlines certain changes to your Lincoln ChoicePlus Assurance (C Share) variable annuity prospectus. It is for informational purposes and requires no action on your part.

The table presented below replaces the Separate Account Annual Expenses section of the Expense Table, and also the table in the Deductions from the VAA paragraph of the Charges and Other Deductions section in your current prospectus.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):

                                With Estate Enhancement    Enhanced Guaranteed Minimum     Guarantee of Principal    Account Value
                                 Benefit Rider (EEB)        Death Benefit (EGMDB)           Death Benefit             Death Benefit
                              -------------------------  ------------------------------- ------------------------- ----------------
Mortality and expense
 risk charge                          2.00%                           1.80%                        1.55%                   1.50%
Administrative charge                 0.15%                           0.15%                        0.15%                   0.15%
                                      -----                           -----                        -----                   -----
Total annual charge for each          2.15%                           1.95%                        1.70%                   1.65%
subaccount*

*For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.85%; EGMDB 1.65%; Guarantee of Principal 1.55%; Account Value N/A.

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.


                Please keep this Supplement for future reference.